FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Financial Instruments
FINANCIAL INSTRUMENTS

18.	FINANCIAL INSTRUMENTS

18.1	Market Risk (Including Interest Rate Risk and Currency Risk)

Market risk is the risk that the fair value or cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk reflects interest rate risk, currency risk and other price risks.

18.1.1	Interest Rate Risk

At December 31, 2024, and 2023 and October 31, 2023, the Company’s exposure to interest rate risk relates to long term debt and finance lease obligations; each of these items bear interest at a fixed rate, except for one of its long-term debt which carries a floating rate of interest (see Note 10.6).

18.1.2	Currency Risk

As at December 31, 2024, the Company had a portion of its accounts payable and accrued liabilities denominated in Canadian dollars which amounted to CAD$172,795 (December 31, 2023 – CAD$155,679; October 31, 2023 - CAD$190,169). The Company is exposed to the risk of fluctuation in the rate of exchange between the Canadian Dollar and the United States Dollar.

18.1.3	Other Price Risk

Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices, other than those arising from interest rate risk or foreign currency risk and a change in the price of cannabis. The Company is not exposed to significant other price risk.

18.2	Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a loss for the other party by failing to pay for its obligation.

Credit risk to the Company is derived from cash and trade accounts receivable. The Company places its cash in deposit with United States financial institutions. The Company has established a policy to mitigate the risk of loss related to granting customer credit by primarily selling on a cash-on-delivery basis.

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At December 31, 2024, December 31, 2023, and October 31, 2023, the Company had $3,932,221, $6,054,579 and $8,108,247 in excess of the FDIC insured limit, respectively.

Accounts receivable primarily consist of trade accounts receivable and sales tax receivable. The Company provides credit to certain customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk. Credit risk is assessed on a case-by-case basis and a provision is recorded where required.

The carrying amount of cash, accounts receivable, and other receivables represent the Company’s maximum exposure to credit risk; the balances of these accounts are summarized in the following table:

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Cash	4,682,221	6,804,579	8,858,247
Accounts Receivable	1,596,912	1,642,990	2,109,424
Notes Receivable	9,803,604	2,449,122	1,430,526
Prepaid expenses and other assets	864,009	420,336	392,787
Total	16,946,746	11,317,027	12,790,984

The allowance for doubtful accounts at December 31, 2024 was $420,614 (December 31, 2023 - $373,393; October 31, 2023 - $165,347).

At December 31, 2024, December 31, 2023, and October 31, 2023, the Company’s trade accounts receivable and other receivable were aged as follows:

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Current	624,736	604,920	1,079,657
1-30 days	429,973	568,445	475,909
31 days-older	836,332	732,981	616,574
Total trade accounts receivable	1,891,041	1,906,346	2,172,140
GST /HST	126,485	110,037	102,631
Provision for bad debts	(420,614)	(373,393)	(165,347)
Total accounts receivable	1,596,912	1,642,990	2,109,424

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. During the year ended December 31, 2024, there was no major customer that accounted for greater than 10% of revenues (for the two months ended December 31, 2023, and the year ended October 31, 2023 – no major customer accounted for over 10% of revenues). There was no customer with an accounts receivable balance greater than 10% at December 31, 2024 (December 31, 2023 – one customer with an accounts receivable balance greater than 10%; October 31, 2023 – nil).

18.3	Liquidity Risk

Liquidity risk is the risk that an entity will have difficulties in paying its financial liabilities.

The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when they become due. At December 31, 2024, December 31, 2023, and October 31, 2023, the Company’s working capital accounts were as follows:

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Cash	4,682,221	6,804,579	8,858,247
Current assets excluding cash	15,974,954	8,807,958	8,563,290
Total current assets	20,657,175	15,612,537	17,421,537
Current liabilities	(5,515,809)	(4,298,684)	(5,195,681)
Working capital	15,141,366	11,313,853	12,225,856

The contractual maturities of the Company’s accounts payable and accrued liabilities, long-term debt, and lease payable occurs over the next five years as follows:

	Year 1	Over 1 Year - 3 Years	Over 3 Years - 5 Years
	$	$	$
Accounts payable and accrued liabilities	2,107,619	-	-
Lease liabilities	736,453	1,294,125	3,181,365
Convertible debentures	-	-	2,459,924
Debt	227,679	1,001,681	-
Business acquisition consideration payable	536,881	1,693,540	-
Total	3,608,632	3,989,346	5,641,289

18.4	Fair Values

The carrying amounts for the Company’s cash, accounts receivable, accounts payable and accrued liabilities, amounts due to employee/director, promissory notes and convertible promissory notes approximate their fair values because of the short-term nature of these items.

18.5	Fair Value Hierarchy

A number of the Company’s accounting policies and disclosures require the measurement of fair value for both financial and nonfinancial assets and liabilities. The Company has an established framework, which includes team members who have overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values. When measuring the fair value of an asset or liability, the Company uses observable market data as far as possible. The Company regularly assesses significant unobservable inputs and valuation adjustments. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1: unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; or

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The carrying values of the financial instruments at December 31, 2024 are summarized in the following table:

	Level in fair value hierarchy	FVTPL
Financial Assets
Biological asset	Level 2	$1,554,622
Warrants asset	Level 2	4,855,795

Financial Liabilities
Derivative liability	Level 2	12,504,175

The carrying values of the financial instruments at December 31, 2023 are summarized in the following table:

	Level in fair value hierarchy	FVTPL
Financial Assets
Biological asset	Level 2	$1,723,342
Warrants asset	Level 2	1,761,382

Financial Liabilities
Derivative liability	Level 2	7,471,519

The carrying values of the financial instruments at October 31, 2023 are summarized in the following table:

	Level in fair value hierarchy	FVTPL
Financial Assets
Biological asset	Level 2	$1,566,822
Warrants asset	Level 1	1,361,366

Financial Liabilities
Derivative liability	Level 2	7,808,500

During the year ended December 31, 2024, the two months ended December 31, 2023, and the years ended October 31, 2023 and 2022, there were no transfers of amounts between levels.